Annual Fund Operating Expenses - Voya Balanced Portfolio	May 01, 2021
Class I
Operating Expenses:
Management Fees	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.81%	[1]
Waivers and Reimbursements	(0.07%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.74%
Class S
Operating Expenses:
Management Fees	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.06%	[1]
Waivers and Reimbursements	(0.07%)	[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.99%

[1]	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 0.69% and 0.94% of Class I and Class S shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.